Agreements With General Motors - Schedule of Change in the value of derivative agreement (Details) - USD ($) $ in Thousands	3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 03, 2023	Dec. 31, 2023
Equity [abstract]
On initial recognition as of January 30, 2023		$ (33,194)
Gain on change in fair value		$ 32,824	$ 22,207
Liabilities distributed to the shareholders (Note 4)	$ 370
As of December 31, 2023	$ 0		$ 0